Loans, net - Summary of credit quality and maximum exposure to credit risk (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	S/ 46,520,382	S/ 45,502,998	S/ 43,005,583
Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	48,249,158	47,025,350		S/ 44,688,222
Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,410,030	2,274,696
Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,257	45,907
Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,474,431	1,144,220
Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,743,480	4,487,347
Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,181	9,330
Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,619	16,746
Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	21,155,476	21,412,126
Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,795,667	1,102,252
Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,257	45,907
Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	361,902	362,197
Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	16,325,460	14,967,799
Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,046,831	679,907
Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	733,096	452,301
Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,834,398	9,286,944
Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	461,973	338,686
Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	273,405	238,527
Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	933,824	1,358,481
Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	105,559	153,851
Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	106,028	91,195
High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,167,038	36,725,412
High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,446,517	4,347,643
High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,835,246	17,127,626
High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,675,015	11,512,873
High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,106,314	7,491,528
High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	550,463	593,385
Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,343,148	5,118,121
Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	247,239	51,624
Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,361,764	2,221,817
Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,397,871	1,719,462
Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	451,092	683,010
Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	132,421	493,832
Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,818,254	1,716,994
Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	33,924	62,004
Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	764,640	552,327
Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,472,647	603,256
Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	541,614	535,193
Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	39,353	26,218
Stage 1 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	41,248,010	41,798,055		40,522,481
Stage 1 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,949,892	1,124,557
Stage 1 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	4,024,255	3,959,441
Stage 1 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	18,208,958	19,289,529
Stage 1 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,431,064	704,067
Stage 1 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	13,355,812	12,685,924
Stage 1 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	217,712	153,865
Stage 1 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,981,439	8,698,789
Stage 1 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	261,100	205,728
Stage 1 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	701,801	1,123,813
Stage 1 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	40,016	60,897
Stage 1 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 1 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	35,098,364	35,613,991
Stage 1 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	3,988,999	3,945,307
Stage 1 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	14,979,356	16,213,146
Stage 1 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	11,475,514	11,331,807
Stage 1 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	8,093,031	7,490,495
Stage 1 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	550,463	578,543
Stage 1 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,832,251	4,282,904
Stage 1 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	32,433	12,083
Stage 1 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,347,961	1,991,637
Stage 1 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	945,060	1,139,837
Stage 1 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	433,968	667,599
Stage 1 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	105,262	483,831
Stage 1 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,367,503	776,603
Stage 1 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,823	2,051
Stage 1 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	450,577	380,679
Stage 1 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	717,526	60,415
Stage 1 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	193,340	334,967
Stage 1 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,060	542
Stage 2 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	5,490,460	4,037,168		2,853,565
Stage 2 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,460,138	1,150,139
Stage 2 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	703,425	501,830
Stage 2 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,548,359	1,714,493
Stage 2 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	364,603	398,185
Stage 2 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	2,236,552	1,829,574
Stage 2 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	829,119	526,042
Stage 2 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	579,554	349,628
Stage 2 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	200,873	132,958
Stage 2 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	125,995	143,473
Stage 2 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	65,543	92,954
Stage 2 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 2 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,068,674	1,111,421
Stage 2 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	457,518	402,336
Stage 2 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	855,890	914,480
Stage 2 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	199,501	181,066
Stage 2 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	13,283	1,033
Stage 2 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	0	14,842
Stage 2 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,510,897	835,217
Stage 2 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	214,806	39,541
Stage 2 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,013,803	230,180
Stage 2 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	452,811	579,625
Stage 2 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	17,124	15,411
Stage 2 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	27,159	10,001
Stage 2 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,450,751	940,391
Stage 2 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	31,101	59,953
Stage 2 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	314,063	171,648
Stage 2 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	755,121	542,841
Stage 2 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	348,274	200,226
Stage 2 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	33,293	25,676
Stage 3 [member] | Direct loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,510,688	1,190,127		S/ 1,312,176
Stage 3 [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Direct loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,257	45,907
Stage 3 [member] | Direct loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	1,474,431	1,144,220
Stage 3 [member] | Contingent credits [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	15,800	26,076
Stage 3 [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Contingent credits [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	6,181	9,330
Stage 3 [member] | Contingent credits [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	9,619	16,746
Stage 3 [member] | Commercial loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	398,159	408,104
Stage 3 [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Commercial loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	36,257	45,907
Stage 3 [member] | Commercial loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	361,902	362,197
Stage 3 [member] | Consumer loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	733,096	452,301
Stage 3 [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Consumer loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	733,096	452,301
Stage 3 [member] | Mortgage loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	273,405	238,527
Stage 3 [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Mortgage loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	273,405	238,527
Stage 3 [member] | Small and micro-business loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	106,028	91,195
Stage 3 [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired individually impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Small and micro-business loans [member] | Impaired collectively impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables	106,028	S/ 91,195
Stage 3 [member] | High Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | High Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Standard Grade [Member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Direct loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Contingent credits [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Commercial loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Consumer loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Mortgage loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables
Stage 3 [member] | Sub-standard grade [member] | Small and micro-business loans [member] | Impaired not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and receivables